Average Annual Total Returns	12 Months Ended	13 Months Ended	28 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Solactive Aztlan Global Developed Markets SMID Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.85%		9.29%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	28.39%	16.19%
MSCI World SMID Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.08%		7.99%
Aztlan North America Nearshoring Price Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(4.89%)	4.57%
Aztlan Global Stock Selection DM SMID ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.95%		6.91%
Performance Inception Date			Aug. 17, 2022
Aztlan Global Stock Selection DM SMID ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.38%		6.66%
Aztlan Global Stock Selection DM SMID ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.34%		5.28%
Aztlan North America Nearshoring Stock Selection ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(6.26%)	3.06%
Performance Inception Date		Nov. 29, 2023
Aztlan North America Nearshoring Stock Selection ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(6.46%)	2.82%
Aztlan North America Nearshoring Stock Selection ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.56%)	2.33%